Restricted Cash Held in Trust (Details) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2012	Jul. 31, 2011 Private Placement [Member]	Oct. 31, 2012 Private Placement [Member]
Restricted Cash Held in Trust (Textual)
Insider warrant issued	3,108,000		3,108,000	3,108,000
Restricted cash held in trust account		$ 48,480,000